Joint operations and other related parties - Related party transactions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Revenue	kr 525	kr 470	kr 415
Operating expenses	(1,741)	(1,751)	(1,617)
Interest revenue	19	23	28
Other receivables
Related party transactions
Amounts receivable, related party transactions	525	803	727
Interest-bearing receivables
Related party transactions
Amounts receivable, related party transactions	1,137	1,533	1,870
Non-interest-bearing liabilities
Related party transactions
Amounts payable, related party transactions	581	923	642
Interest-bearing liabilities
Related party transactions
Amounts payable, related party transactions	30	27	24
Kinnevik
Related party transactions
Revenue		1	1
Operating expenses	(3)	(4)	(11)
Kinnevik | Non-interest-bearing liabilities
Related party transactions
Amounts payable, related party transactions			1
Kazakhtelecom
Related party transactions
Revenue	291	242	178
Operating expenses	(615)	(602)	(456)
Kazakhtelecom | Other receivables
Related party transactions
Amounts receivable, related party transactions	156	433	405
Kazakhtelecom | Non-interest-bearing liabilities
Related party transactions
Amounts payable, related party transactions	305	611	399
Kazakhtelecom | Interest-bearing liabilities
Related party transactions
Amounts payable, related party transactions	30	27	24
Joint ventures and associated companies
Related party transactions
Revenue	1		9
Operating expenses	(12)	(10)	(4)
Joint ventures and associated companies | Non-interest-bearing liabilities
Related party transactions
Amounts payable, related party transactions	kr 1
Joint operations
Related party transactions
Percentage of transactions between company and joint operations disclosed	100.00%
Ownership interest in joint operation (as a percentage)	50.00%
Revenue	kr 233	227	227
Operating expenses	(1,111)	(1,135)	(1,146)
Interest revenue	19	23	28
Joint operations | Other receivables
Related party transactions
Amounts receivable, related party transactions	369	370	322
Joint operations | Interest-bearing receivables
Related party transactions
Amounts receivable, related party transactions	1,137	1,533	1,870
Joint operations | Non-interest-bearing liabilities
Related party transactions
Amounts payable, related party transactions	kr 275	kr 312	kr 242
Tele2 Kazakhstan | Kazakhtelecom
Related party transactions
Proportion of voting rights held by non-controlling interests	49.00%